Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-33624
Entity Registrant Name	SINTX Technologies, Inc.
Entity Central Index Key	0001269026
Entity Tax Identification Number	84-1375299
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1885 West 2100 South
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84119
City Area Code	(801)
Local Phone Number	839-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SINT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false